UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– TCW Core Plus Bond Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.49%
Key Fund
Statistics
Fund net assets	$ 3,048,772,566
Total number of portfolio holdings	646
Portfolio turnover for the reporting period	193%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%
Asset
Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP
®
– TCW Core Plus Bond Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 37	0.74%
Key Fund Statistics
Fund net assets	$ 3,048,772,566
Total number of portfolio holdings	646
Portfolio turnover for the reporting period	193%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as
“Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – TCW Core Plus Bond Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – TCW Core Plus Bond Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month Term SOFR + 1.402% Floor 1.140% 10/17/2034	6.719%	10,425,000	10,440,022
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,999,665
AMMC CLO Ltd.(a),(b)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	6.882%	9,100,000	9,105,997
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.242% Floor 0.980% 07/20/2029	6.566%	6,379,477	6,378,201
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062% Floor 1.800% 10/17/2031	7.379%	1,200,000	1,202,851
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	7.188%	8,675,000	8,683,640
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	6.472%	7,407,045	7,411,156
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	45,223	45,037
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,782,842	1,583,066
HPS Loan Management Ltd.(a),(b)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	6.461%	7,500,000	7,500,187
Madison Park Funding XXIV Ltd.(a),(b)
Series 2024-24A Class AR2
3-month Term SOFR + 1.120% Cap 1.120% 10/20/2029	6.449%	7,500,000	7,503,202
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.960%	2,380,843	2,330,482
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
30-day Average SOFR + 1.614% 06/25/2065	6.950%	5,370,532	5,438,920
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
30-day Average SOFR + 1.064% Floor 0.950% 11/25/2048	6.400%	3,142,487	3,153,200
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month Term SOFR + 1.862% Floor 1.600% 07/17/2035	7.179%	8,500,000	8,518,700
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month Term SOFR + 2.012% 07/15/2031	7.340%	3,500,000	3,502,965
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	5.825%	186,442	173,895
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	5.940%	2,240,852	2,196,208
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	6.360%	1,990,000	1,987,454
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.260%	654,872	657,336
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.460%	5,860,000	5,853,960
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2024	6.710%	2,643,240	2,633,130
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA CLO IV Ltd.(a),(b),(c)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	6.000%	7,000,000	7,000,000
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% 07/14/2031	7.070%	5,725,000	5,728,847
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.475%	7,600,000	7,605,373
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	6.476%	7,500,000	7,505,175
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	6.529%	7,960,000	7,983,705
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.780%	4,603,799	4,538,155
Total Asset-Backed Securities — Non-Agency (Cost $143,306,051)			143,660,529

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,439,806
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,212,659
Series 2001-M2 Class Z2
06/25/2031	6.300%	7,941	7,878
Government National Mortgage Association(d),(e)
Series 2012-55 Class IO
04/16/2052	0.000%	337,096	3
Series 2021-36 Class IO
03/16/2063	1.289%	19,599,063	1,585,207
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,542,153	1,123,840
Series 2021-14 Class AB
06/16/2063	1.340%	1,849,783	1,380,089
Series 2021-2 Class AH
06/16/2063	1.500%	4,351,959	3,230,113
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-21 Class AH
06/16/2063	1.400%	2,967,090	2,193,047
Series 2021-31 Class B
01/16/2061	1.250%	3,225,042	2,339,341
Total Commercial Mortgage-Backed Securities - Agency (Cost $24,631,853)			21,511,983

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.227%	8,446,000	8,445,998
BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.444%	6,925,000	6,937,994
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.470%	4,080,000	4,087,648
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,205,232
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.093%	8,878,000	8,526,941
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.517%	8,939,000	8,793,787
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	7.441%	4,437,000	4,434,218
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,462,133
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month Term SOFR + 1.214% Floor 1.100% 01/17/2038	6.543%	9,344,729	9,339,702
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,398,262
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month Term SOFR + 0.914% Floor 0.800% 04/15/2038	6.243%	7,374,920	7,372,122
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,086,614
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,640,672
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.970%	6,062,000	6,046,846
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.679%	5,607,000	5,323,290
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,477	10,452,167
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $93,220,303)			90,553,626

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Intelsat Emergence SA(f)	114,829	4,317,570
Total Communication Services		4,317,570
Total Common Stocks (Cost $3,902,700)		4,317,570

Corporate Bonds & Notes 16.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)(a)
05/01/2034	6.528%	1,485,000	1,520,269
Boeing Co. (The)
05/01/2050	5.805%	3,185,000	2,875,639
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	5.978%	1,886,000	1,890,167
Total			6,286,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	6,847,418	6,211,527
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	5,000,000	5,077,010
Total			11,288,537
Apartment REIT 0.2%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,547,233
04/15/2032	3.625%	1,670,000	1,458,566
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,382,437
04/15/2032	4.150%	240,000	219,060
08/15/2033	5.500%	981,000	967,929
01/15/2034	2.700%	70,000	55,189
Total			7,630,414
Banking 4.4%
Bank of America Corp.(g)
07/22/2027	1.734%	11,220,000	10,396,851
04/24/2028	3.705%	4,972,000	4,762,961
06/14/2029	2.087%	9,300,000	8,251,918
04/29/2031	2.592%	3,395,000	2,934,340
10/20/2032	2.572%	4,020,000	3,334,364
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	6.258%	1,000,000	985,581
Citigroup, Inc.(g)
10/27/2028	3.520%	175,000	165,404
11/05/2030	2.976%	3,060,000	2,725,409
05/01/2032	2.561%	2,485,000	2,070,730
Goldman Sachs Group, Inc. (The)(g)
09/29/2025	3.272%	1,375,000	1,366,165
03/09/2027	1.431%	12,950,000	12,082,533
09/10/2027	1.542%	1,092,000	1,002,733
10/21/2027	1.948%	5,200,000	4,801,747
HSBC Holdings PLC(g)
06/04/2026	2.099%	7,493,000	7,244,324
08/17/2029	2.206%	290,000	254,879
JPMorgan Chase & Co.(g)
08/09/2025	0.768%	2,830,000	2,814,502
12/10/2025	1.561%	5,705,000	5,599,813
04/22/2027	1.578%	4,495,000	4,197,000
02/24/2028	2.947%	2,290,000	2,157,160
10/15/2030	2.739%	2,320,000	2,052,473
01/25/2033	2.963%	9,245,000	7,881,007
Lloyds Banking Group PLC(g)
07/09/2025	3.870%	4,114,000	4,112,054
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(g)
10/21/2025	1.164%	2,745,000	2,705,563
05/04/2027	1.593%	4,445,000	4,143,220
04/28/2032	1.928%	2,805,000	2,254,215
07/21/2032	2.239%	1,265,000	1,034,841
Nationwide Building Society(a),(g)
02/16/2028	2.972%	4,295,000	4,024,333
PNC Financial Services Group, Inc. (The)(g)
10/28/2033	6.037%	3,515,000	3,623,171
10/20/2034	6.875%	1,195,000	1,302,012
01/22/2035	5.676%	310,000	311,591
Santander UK Group Holdings PLC(g)
08/21/2026	1.532%	465,000	442,577
06/14/2027	1.673%	2,185,000	2,019,447
01/11/2028	2.469%	1,035,000	955,204
Wells Fargo & Co.(g)
02/11/2026	2.164%	3,730,000	3,649,612
06/02/2028	2.393%	5,278,000	4,862,973
03/02/2033	3.350%	5,770,000	5,008,946
07/25/2033	4.897%	2,850,000	2,743,562
04/24/2034	5.389%	3,955,000	3,911,884
Total			134,187,099
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,052,963
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%	3,955,000	2,950,428
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	285,000	246,856
02/01/2031	4.250%	515,000	420,353
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,236,751
04/01/2048	5.750%	4,189,000	3,511,473
07/01/2049	5.125%	1,335,000	1,027,217
03/01/2050	4.800%	2,745,000	2,017,663
04/01/2051	3.700%	2,735,000	1,669,562
06/01/2052	3.900%	857,000	537,124
04/01/2053	5.250%	1,444,000	1,134,536
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	649,412
05/15/2028	11.250%	600,000	524,203
01/31/2029	11.750%	769,000	656,624
02/01/2029	6.500%	3,032,000	2,218,095
01/15/2030	5.750%	1,500,000	565,382
11/15/2031	4.500%	400,000	258,097
Time Warner Cable LLC
11/15/2040	5.875%	2,000,000	1,739,717
09/01/2041	5.500%	850,000	710,425
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,772,637
Ziggo BV(a)
01/15/2030	4.875%	500,000	445,102
Total			28,291,657
Chemicals 0.3%
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	460,000	410,890
11/01/2030	2.300%	3,915,000	3,264,645
11/15/2040	3.268%	370,000	261,616
12/01/2050	3.468%	120,000	78,836
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	700,000	538,993
09/26/2048	5.000%	5,140,000	4,416,510
Total			8,971,490
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	193,713
Consumer Products 0.0%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	220,000	183,675
Electric 1.7%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	219,878
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,221,539
04/01/2034	5.650%	4,030,000	3,992,243
Duke Energy Carolinas LLC
01/15/2033	4.950%	3,060,000	3,010,086
12/15/2041	4.250%	900,000	753,251
Duke Energy Florida LLC
11/15/2033	5.875%	385,000	399,943
Duke Energy Progress LLC
03/15/2033	5.250%	2,885,000	2,876,928
04/01/2052	4.000%	500,000	378,255
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,787,291
Eversource Energy
07/01/2027	4.600%	3,135,000	3,069,486
02/01/2029	5.950%	2,760,000	2,821,713
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,000,000	826,782
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,186,637
Interstate Power and Light Co.
10/15/2033	5.700%	2,750,000	2,778,586
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,950,769
01/15/2029	4.300%	1,752,000	1,683,862
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	337,312	320,932
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,780,120
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,301,113
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,499,257
Progress Energy, Inc.
10/30/2031	7.000%	2,894,000	3,136,655
Southwestern Electric Power Co.
04/01/2033	5.300%	1,500,000	1,453,368
Total			51,448,694
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	3,027,640
10/29/2028	3.000%	6,350,000	5,771,217
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,759,630
07/01/2025	3.375%	4,500,000	4,397,447
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,906,068
11/18/2027	2.528%	3,398,000	3,054,967
GGAM Finance Ltd.(a)
02/15/2027	8.000%	1,654,000	1,710,109
Total			22,627,078
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,335,066
JBS SA/Food Co./Finance, Inc.
12/01/2052	6.500%	3,206,000	3,187,149
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	2,781,000	2,941,566
11/15/2053	7.250%	1,690,000	1,831,769
Pilgrim’s Pride Corp.
03/01/2032	3.500%	2,634,000	2,228,653
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,199,052
Total			14,723,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.3%
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	1,045,000	1,040,116
06/01/2028	5.750%	870,000	872,108
01/15/2030	4.000%	528,000	482,777
01/15/2031	4.000%	3,030,000	2,717,305
VICI Properties LP
02/15/2030	4.950%	490,000	472,760
05/15/2032	5.125%	1,513,000	1,441,730
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	200,000	197,638
01/15/2028	4.500%	569,000	547,232
02/15/2029	3.875%	515,000	475,503
08/15/2030	4.125%	105,000	95,374
Total			8,342,543
Health Care 0.9%
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	956,487
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,751,168
CVS Health Corp.
02/21/2033	5.250%	374,000	365,123
07/20/2035	4.875%	775,000	723,541
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,482,890
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,417,885
HCA, Inc.
04/15/2025	5.250%	488,000	485,876
06/15/2026	5.250%	2,580,000	2,569,896
09/01/2030	3.500%	766,000	690,982
06/15/2049	5.250%	3,580,000	3,189,064
IQVIA, Inc.
02/01/2029	6.250%	5,800,000	5,961,519
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,628,000	1,850,155
Providence Service Corp. (The)(a)
11/15/2025	5.875%	895,000	908,147
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,738,477
Total			29,091,210
Healthcare Insurance 0.1%
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,308,047
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,063,973
Total			2,372,020
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,677,469
03/15/2031	2.050%	417,000	322,623
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,264,005
Physicians Realty LP
11/01/2031	2.625%	1,475,000	1,218,504
Total			6,482,601
Life Insurance 0.7%
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,481,324
03/08/2027	3.205%	1,550,000	1,449,269
01/07/2029	2.717%	1,770,000	1,571,169
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,288,803
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,414,279
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,056,728
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	3,899,603
Total			20,161,175
Media and Entertainment 0.7%
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,053,672
Warnermedia Holdings, Inc.
03/15/2032	4.279%	35,000	30,541
03/15/2042	5.050%	6,975,000	5,668,378
03/15/2052	5.141%	14,715,000	11,450,965
Total			20,203,556
Midstream 0.3%
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,160,422
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	1,599,000	1,471,423
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	345,231	295,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	1,765,000	1,687,934
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,375,000	1,397,387
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,991,164
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	400,000	438,073
02/01/2032	9.875%	600,000	652,974
Total			10,095,231
Natural Gas 0.2%
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%	2,015,000	1,668,730
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	6,039,045
Total			7,707,775
Office REIT 0.2%
Hudson Pacific Properties LP
11/01/2027	3.950%	2,487,000	2,081,348
02/15/2028	5.950%	55,000	46,755
04/01/2029	4.650%	940,000	724,825
01/15/2030	3.250%	2,059,000	1,422,050
Kilroy Realty LP
11/15/2033	2.650%	628,000	461,269
Total			4,736,247
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	815,000	846,009
06/15/2030	9.000%	1,100,000	1,094,879
Icahn Enterprises LP/Finance Corp.
02/01/2029	4.375%	313,000	267,359
Total			2,208,247
Other Industry 0.0%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	663,000	637,241
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,989,982
Extra Space Storage LP
12/15/2027	3.875%	270,000	257,423
06/01/2031	2.550%	1,175,000	977,891
10/15/2031	2.400%	723,000	593,519
03/15/2032	2.350%	1,389,000	1,107,780
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,512,657
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rexford Industrial Realty LP
09/01/2031	2.150%	415,000	330,700
Total			7,769,952
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	445,000	386,294
08/15/2027	5.250%	3,500,000	2,168,583
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	271,000	266,039
Berry Global, Inc.
01/15/2026	1.570%	2,981,000	2,801,450
01/15/2027	1.650%	2,883,000	2,624,610
Total			8,246,976
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	1,885,000	1,812,677
Amgen, Inc.
03/01/2053	4.875%	2,880,000	2,536,631
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,856,493
12/15/2028	4.375%	2,579,000	2,445,233
06/25/2038	4.625%	7,482,000	6,261,751
06/25/2048	4.875%	4,585,000	3,678,165
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,185,000	1,884,458
Kevlar SpA(a)
09/01/2029	6.500%	1,190,000	1,087,248
Total			22,562,656
Property & Casualty 0.6%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,620,988
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,372,061
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	1,000,000	643,367
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,307,529
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	3,419,719
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.891%	6,815,000	6,830,469
Total			18,194,133
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,365,620
Technology 0.2%
CommScope, Inc.(a)
09/01/2029	4.750%	1,287,000	892,151
Open Text Corp.(a)
12/01/2027	6.900%	650,000	670,773
Oracle Corp.
03/25/2051	3.950%	4,468,000	3,302,773
02/06/2053	5.550%	745,000	704,558
Total			5,570,255
Tobacco 0.5%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,265,071
08/15/2047	4.540%	3,728,000	2,864,236
09/06/2049	4.758%	205,000	161,361
03/16/2052	5.650%	1,425,000	1,272,816
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,135,781
07/26/2026	3.500%	950,000	911,040
Reynolds American, Inc.
08/15/2045	5.850%	4,180,000	3,865,422
Total			16,475,727
Wireless 0.6%
Altice France SA(a)
10/15/2029	5.500%	702,000	462,914
American Tower Corp.
04/15/2031	2.700%	8,468,000	7,154,341
Crown Castle International Corp.
07/15/2031	2.500%	1,194,000	985,585
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	780,375	777,499
03/20/2028	5.152%	3,660,000	3,642,672
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,872,440
04/15/2027	3.750%	2,625,000	2,523,332
Total			17,418,783
Wirelines 0.1%
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	459,461
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,138,000	2,202,562
Total			2,662,023
Total Corporate Bonds & Notes (Cost $539,599,575)			502,188,621

Foreign Government Obligations(h) 0.7%

Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%	925,000	888,675
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	720,000	680,969
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%	1,134,000	893,674
04/20/2033	8.000%	200,000	207,094
Ecopetrol SA
01/13/2033	8.875%	280,000	289,463
Total			1,390,231
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	930,000	950,828
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	273,154
09/23/2032	4.875%	1,220,000	1,091,990
Total			1,365,144
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	461,631
10/07/2033	3.700%	315,000	256,059
Total			717,690
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2031	2.125%	881,000	695,889
MVM Energetika Zrt(a)
03/13/2031	6.500%	469,000	470,032
Total			1,165,921
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	701,000	687,009
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia Government International Bond
01/11/2033	4.850%	500,000	488,136
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,270,075
Total			2,445,220
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	519,439
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	374,820
Total			894,259
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%	1,896,000	1,558,000
02/12/2034	3.500%	200,000	162,459
02/09/2035	6.350%	720,000	724,381
Petroleos Mexicanos
06/15/2035	6.625%	682,000	517,104
09/21/2047	6.750%	481,000	315,994
02/12/2048	6.350%	458,000	290,772
Total			3,568,710
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	309,548
01/17/2028	5.625%	700,000	698,987
Total			1,008,535
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%	795,000	670,082
09/29/2032	2.252%	300,000	215,545
Total			885,627
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	670,000	640,900
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	664,278
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	204,144
02/14/2031	3.000%	1,140,000	943,700
Total			1,147,844
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	792,737
06/22/2030	5.875%	570,000	541,623
Total			1,334,360
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	907,553
Total Foreign Government Obligations (Cost $22,087,100)			20,656,744

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	805,930
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,487,740
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
10/01/2024	5.047%	1,747,067	1,744,300
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,471,303
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,930,000	2,918,159
Total			4,389,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,211,300
Total Municipal Bonds (Cost $16,054,155)			12,638,732

Residential Mortgage-Backed Securities - Agency 35.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	45,751,757	41,196,622
07/01/2035- 06/01/2053	5.000%	14,582,099	14,132,745
04/01/2036- 05/01/2039	6.000%	73,468	74,692
06/01/2038- 11/01/2053	5.500%	10,688,732	10,550,671
03/01/2039- 12/01/2052	4.500%	14,532,161	13,794,066
07/01/2043- 06/01/2052	3.000%	59,612,340	51,440,189
08/01/2044- 10/01/2052	4.000%	49,148,899	45,098,225
12/01/2051- 04/01/2052	2.500%	26,418,880	21,633,258
03/01/2052- 05/01/2052	2.000%	53,708,640	42,089,699
CMO Series 360 Class 250
11/15/2047	2.500%	1,323,704	1,164,983
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	1.253%	185,700	14,064
Federal Home Loan Mortgage Corp.(e)
CMO Series 4037 Class PI
04/15/2027	3.000%	32,292	302
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	416,151
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2033- 08/01/2053	5.000%	13,055,393	12,627,470
08/01/2033- 12/01/2052	3.500%	17,435,375	15,742,919
10/01/2033- 08/01/2052	3.000%	27,623,634	23,734,835
11/01/2038- 11/01/2040	6.000%	1,262,960	1,296,044
10/01/2040- 04/01/2052	2.000%	134,117,892	106,022,478
08/01/2043- 07/01/2047	4.000%	13,044,796	12,258,109
02/01/2046- 11/01/2053	4.500%	51,844,173	48,964,086
12/01/2051- 04/01/2052	2.500%	131,371,992	107,918,519
08/01/2053- 09/01/2053	5.500%	31,028,792	30,606,835
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,807,955	1,691,200
CMO Series 2018-54 Class KA
01/25/2047	3.500%	577,163	558,870
CMO Series 2018-86 Class JA
05/25/2047	4.000%	418,004	405,886
CMO Series 2018-94D Class KD
12/25/2048	3.500%	533,580	478,861
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,130,981	1,007,183
Federal National Mortgage Association(b),(e)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.250%	470,550	38,903
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	0.750%	93,144	2,161
Federal National Mortgage Association(e)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	122,987	12,189
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,359,731	2,335,728
10/15/2039- 08/20/2048	4.500%	4,605,222	4,439,461
07/15/2040- 10/20/2048	4.000%	5,419,619	5,071,602
04/20/2046- 07/20/2049	3.500%	14,849,871	13,503,513
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2046- 10/20/2049	3.000%	9,383,563	8,255,808
Government National Mortgage Association(i)
CMO Series 2006-26 Class
06/20/2036	0.000%	14,693	11,944
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,325,612	3,303,995
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	6.500%	1,547,336	1,548,216
Government National Mortgage Association TBA(c)
07/22/2054	2.500%	45,525,000	38,264,118
07/22/2054	4.500%	45,575,000	43,324,488
07/22/2054	5.000%	41,525,000	40,431,069
07/22/2054	5.500%	22,450,000	22,272,631
Uniform Mortgage-Backed Security TBA(c)
07/15/2054	2.000%	49,050,000	38,354,801
07/15/2054	2.500%	29,925,000	24,432,126
07/15/2054	3.000%	37,200,000	31,640,344
07/15/2054	3.500%	35,300,000	31,240,500
07/15/2054	4.000%	94,925,000	86,852,667
07/15/2054	4.500%	64,425,000	60,733,145
07/15/2054	5.000%	34,300,000	33,147,734
07/15/2054	5.500%	25,000	24,655
Total Residential Mortgage-Backed Securities - Agency (Cost $1,132,183,537)			1,094,160,760

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2021-6 Class A1
09/25/2066	1.483%	4,262,580	3,451,902
CMO Series 2022-1 Class A1
12/25/2066	2.881%	7,328,762	6,658,635
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	5.820%	4,243,537	3,581,931
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	6,468,410	5,635,075
CIM Trust(a),(d)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	5,404,285	4,788,708
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	5,822,166	5,432,144
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,295,978	3,739,330
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	4,024,656	3,987,639
CMO Series 2021-NR3 Class A1
06/25/2057	5.566%	2,181,487	2,147,924
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	8,479,146	7,492,845
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	7,739,788	6,419,001
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	6,210,947	6,028,800
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	13,435,794	12,637,652
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	889,581	724,063
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.235%	4,386,054	4,437,810
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.835%	5,000,000	5,262,825
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	6.653%	2,146,169	1,938,427
Countrywide Alternative Loan Trust(d)
CMO Series 2006-HY12 Class A5
08/25/2036	4.471%	2,832,108	2,537,846
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(d)
CMO Series 2004-AR5 Class 2A1
06/25/2034	5.331%	37,640	37,374
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.754%	9,264,761	7,353,236
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,582,476	4,313,723
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	10,111,042	8,872,414
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	11,035,315	11,487,116
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	389,753	303,438
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.240% 02/25/2037	5.700%	2,404,316	2,299,446
First Horizon Alternative Mortgage Securities Trust(d)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.857%	781,511	581,305
CMO Series 2005-AA7 Class 2A1
09/25/2035	6.066%	592,149	508,803
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.844%	1,457,455	862,998
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	767,146	297,028
GMAC Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.643%	1,207,820	957,960
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	3,492,601	3,352,108
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.546%	151,308	133,385
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.653%	8,065,137	6,326,728
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.270%, Cap 10.500% 10/25/2036	6.000%	3,205,346	1,285,435
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	6.045%	2,513,684	2,470,050
JPMorgan Mortgage Trust(a),(d)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,309,097	7,418,914
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.150% 11/25/2036	5.760%	3,715,463	2,572,518
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	5.940%	3,039,148	2,133,224
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	7.573%	539,290	460,916
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	5.720%	282,666	273,311
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.280%, Cap 11.500% 10/25/2035	6.020%	695,228	671,212
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.789% Floor 0.675%, Cap 12.500% 03/25/2035	6.135%	901,529	913,150
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	7,229,091	7,027,382
CMO Series 2021-7 Class A1
08/25/2026	1.867%	11,086,132	10,774,350
CMO Series 2022-1 Class A1
02/25/2027	3.720%	12,327,695	12,051,545
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,176,513	3,104,537
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	8,442,493	8,245,318
PRPM LLC(a),(d)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	3,870,142	3,831,048
RALI Trust(d)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.391%	826,710	448,724
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,633,066	4,680,160
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.220%, Cap 10.500% 05/25/2036	5.900%	4,315,538	3,330,715
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	15,259,020	13,255,042
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR10 Class A7
10/25/2033	5.806%	258,866	241,337
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.672%	227,300	209,099
CMO Series 2005-AR4 Class A5
04/25/2035	4.694%	322,872	301,130
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.209%	1,633,450	1,410,977
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 10.500% 11/25/2045	5.980%	1,455,537	1,325,369
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	6.133%	2,799,547	2,159,119
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	6.113%	1,877,536	1,659,317
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $241,512,865)			226,843,518

Senior Loans 1.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(j)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.085%	741,390	742,472
Automotive 0.0%
First Brands Group LLC(b),(j),(k)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	127,208	126,215
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.085%	834,075	833,032
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(b),(j)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.958%	483,870	483,208
Total			1,316,240
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(j)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.052%	238,722	238,378
CSC Holdings LLC(b),(j)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.943%	434,984	360,494
Virgin Media Bristol LLC(b),(j)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.943%	1,750,000	1,670,847
Total			2,269,719
Chemicals 0.0%
Chemours Co. (The)(b),(j)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.844%	608,767	605,724
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(j)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 10/13/2028	9.596%	123,219	93,061
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.208%	66,416	62,888
Amentum Government Services Holdings LLC(b),(j)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.458%	357,973	358,421
Arches Buyer, Inc.(b),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	265,251	253,396
Match Group, Inc.(b),(j)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	7.244%	100,508	100,257
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pre-Paid Legal Services, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	9.208%	258,223	257,779
Spin Holdco, Inc.(b),(j)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.600%	945,856	801,613
TruGreen LP(b),(j)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.444%	331,631	319,029
Total			2,153,383
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(j),(k)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	9.329%	604,254	604,973
Prestige Brands, Inc.(b),(j)
Tranche B5 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.458%	170,455	170,845
Total			775,818
Environmental 0.0%
Clean Harbors, Inc.(b),(j)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	7.208%	582,201	584,507
Patriot Container Corp./Wastequip(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.194%	125,055	121,504
Total			706,011
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(j)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.339%	533,888	534,389
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Worldpay(b),(j),(k)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.844%	159,508	159,486
Total			693,875
Food and Beverage 0.1%
BrewCo Borrower LLC(b),(j)
Term Loan
3-month Term SOFR + 6.250% 04/05/2028	11.579%	126,671	127,304
3-month Term SOFR + 5.000% Floor 0.750% 04/05/2028	10.323%	480,995	379,986
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.090%	304,285	277,660
Froneri International Ltd.(b),(j)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 01/29/2027	7.694%	436,842	436,383
Naked Juice LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.685%	1,849,707	1,712,422
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.435%	264,360	210,901
Triton Water Holdings, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	249,230	249,230
United Natural Foods, Inc.(b),(j)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	10.094%	516,254	516,255
Total			3,910,141
Gaming 0.0%
Fertitta Entertainment LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.081%	365,882	366,112
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Bausch & Lomb Corp.(b),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.689%	407,415	402,730
Bausch & Lomb Corp. (b),(j)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	9.344%	156,212	155,725
Carestream Dental Technology Parent Ltd.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 09/01/2024	8.582%	492,386	423,452
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 09/01/2024	9.944%	150,642	123,903
Catalent Pharma Solutions, Inc.(b),(j)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 02/22/2028	7.458%	611,382	610,771
Gainwell Acquisition Corp.(b),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.435%	828,535	801,260
Medline Borrower LP(b),(j)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.094%	686,581	687,501
Modivare, Inc.(b),(j),(k)
Tranche B Term Loan
3-month Term SOFR + 4.750% 06/20/2031	10.082%	1,337,782	1,311,026
Star Parent, Inc.(b),(j)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	296,061	295,622
Total			4,811,990
Leisure 0.0%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(j)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.208%	278,090	278,287
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Magnite, Inc.(b),(j)
Term Loan
6-month Term SOFR + 4.500% 02/06/2031	9.809%	138,206	138,610
MH Sub I LLC/Micro Holding Corp.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.594%	308,469	307,954
Research Now Group LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 12/20/2024	10.836%	268,848	199,544
Debtor In Possession Term Loan
1-month Term SOFR + 8.750% Floor 1.000% 08/06/2024	14.208%	9,770	9,770
Total			655,878
Other Financial Institutions 0.0%
Trans Union LLC(b),(j)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.344%	299,882	299,720
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	7.094%	135,597	135,224
Total			434,944
Other Industry 0.0%
Artera Services LLC(b),(j)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	343,081	344,306
Packaging 0.1%
Berry Global, Inc. (b),(j)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	7.191%	2,068,063	2,068,663
Paper 0.0%
Mativ Holdings, Inc.(b),(j)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.944%	173,984	171,809
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.2%
Elanco Animal Health, Inc.(b),(j)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.179%	2,572,935	2,562,206
Grifols Worldwide Operations Ltd.(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.000% 11/15/2027	7.444%	1,393,769	1,369,155
Jazz Pharmaceuticals PLC(b),(j)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.458%	1,508,290	1,508,290
Total			5,439,651
Property & Casualty 0.1%
Acrisure LLC (b),(j),(k)
Tranche B6 Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	3.250%	903,621	901,931
AmWINS Group, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.708%	1,741,129	1,738,831
Asurion LLC(b),(j)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.708%	799,771	792,437
Total			3,433,199
Restaurants 0.1%
1011778 BC ULC(b),(j)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.578%	402,928	401,482
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	7.094%	513,981	512,136
KFC Holding Co./Yum! Brands(b),(j)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.196%	396,074	395,507
Whatabrands LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.094%	249,375	249,310
Total			1,558,435
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Hanesbrands, Inc.(b),(j),(l)
Term Loan
1-month Term SOFR + 2.100% 11/19/2026	7.444%	369,905	364,356
Technology 0.1%
athenahealth Group, Inc.(b),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.594%	612,407	609,731
Central Parent LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	365,000	359,481
DTI Holdco, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	10.094%	94,387	94,675
EagleView Technology Corp.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	9.097%	935,472	896,491
Gen Digital, Inc.(b),(j)
Tranche A Term Loan
1-month Term SOFR + 1.500% 09/10/2027	6.944%	655,598	654,575
Iron Mountain Information Management LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/31/2031	7.594%	252,241	250,874
Iron Mountain, Inc.(b),(j),(k)
Tranche B Term Loan
3-month Term SOFR + 2.000% 01/31/2031	2.000%	100,000	99,458
Peraton Corp.(b),(j)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.194%	472,306	472,108
Renaissance Holding Corp.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.597%	301,634	301,209
Total			3,738,602
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
Altice France SA(b),(j)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.829%	311,124	227,640
SBA Senior Finance II LLC(b),(j)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.350%	1,371,538	1,372,402
Total			1,600,042
Wirelines 0.1%
Frontier Communications Holdings LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 10/08/2027	9.208%	244,733	244,305
Telenet Financing USD LLC(b),(j)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	7.443%	238,852	226,860
Zayo Group Holdings, Inc.(b),(j)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.458%	1,580,127	1,371,423
1-month Term SOFR + 4.325% Floor 0.500% 03/09/2027	9.669%	369,102	323,987
Total			2,166,575
Total Senior Loans (Cost $41,420,588)			40,825,508

U.S. Treasury Obligations 25.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
06/30/2026	4.625%	24,295,000	24,251,345
06/30/2029	4.250%	233,215,000	232,240,234
U.S. Treasury
05/31/2029	4.500%	73,555,000	74,060,691
05/15/2034	4.375%	156,519,000	156,567,912
02/15/2044	4.500%	30,200,000	29,633,750
05/15/2044	4.625%	75,450,000	75,308,531
05/15/2054	4.625%	182,639,000	185,207,361
Total U.S. Treasury Obligations (Cost $774,205,780)			777,269,824
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)

Money Market Funds 25.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(m),(n)	763,706,349	763,477,237
Total Money Market Funds (Cost $763,507,646)		763,477,237
Total Investments in Securities (Cost: $3,795,632,153)		3,698,104,652
Other Assets & Liabilities, Net		(649,332,086)
Net Assets		3,048,772,566
At June 30, 2024, securities and/or cash totaling $10,377,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,241	09/2024	USD	661,872,969	1,383,511	—
U.S. Treasury 5-Year Note	3,201	09/2024	USD	341,156,578	1,860,555	—
U.S. Treasury Ultra 10-Year Note	549	09/2024	USD	62,328,656	577,497	—
U.S. Treasury Ultra Bond	27	09/2024	USD	3,384,281	42,817	—
Total					3,864,380	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $552,709,402, which represents 18.13% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Represents a security purchased on a forward commitment basis.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	545,906,024	1,567,788,235	(1,350,140,343)	(76,679)	763,477,237	1,997	14,679,395	763,706,349
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	143,660,529	—	143,660,529
Commercial Mortgage-Backed Securities - Agency	—	21,511,983	—	21,511,983
Commercial Mortgage-Backed Securities - Non-Agency	—	90,553,626	—	90,553,626
Common Stocks
Communication Services	—	4,317,570	—	4,317,570
Total Common Stocks	—	4,317,570	—	4,317,570
Corporate Bonds & Notes	—	502,188,621	—	502,188,621
Foreign Government Obligations	—	20,656,744	—	20,656,744
Municipal Bonds	—	12,638,732	—	12,638,732
Residential Mortgage-Backed Securities - Agency	—	1,094,160,760	—	1,094,160,760
Residential Mortgage-Backed Securities - Non-Agency	—	226,843,518	—	226,843,518
Senior Loans	—	40,461,152	364,356	40,825,508
U.S. Treasury Obligations	—	777,269,824	—	777,269,824
Money Market Funds	763,477,237	—	—	763,477,237
Total Investments in Securities	763,477,237	2,934,263,059	364,356	3,698,104,652
Investments in Derivatives
Asset
Futures Contracts	3,864,380	—	—	3,864,380
Total	767,341,617	2,934,263,059	364,356	3,701,969,032
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,032,124,507)	$2,934,627,415
Affiliated issuers (cost $763,507,646)	763,477,237
Cash	122,693
Foreign currency (cost $19)	19
Margin deposits on:
Futures contracts	10,377,000
Receivable for:
Investments sold	51,157,595
Investments sold on a delayed delivery basis	171,956
Capital shares sold	77,825
Dividends	2,298,047
Interest	14,488,600
Foreign tax reclaims	15,344
Prepaid expenses	11,031
Total assets	3,776,824,762
Liabilities
Payable for:
Investments purchased	10,900,876
Investments purchased on a delayed delivery basis	715,859,962
Capital shares redeemed	251,115
Variation margin for futures contracts	736,713
Management services fees	40,067
Distribution and/or service fees	152
Service fees	1,219
Compensation of chief compliance officer	273
Compensation of board members	5,239
Other expenses	36,254
Deferred compensation of board members	220,326
Total liabilities	728,052,196
Net assets applicable to outstanding capital stock	$3,048,772,566
Represented by
Paid in capital	3,472,815,172
Total distributable earnings (loss)	(424,042,606)
Total - representing net assets applicable to outstanding capital stock	$3,048,772,566
Class 1
Net assets	$3,026,590,936
Shares outstanding	324,904,116
Net asset value per share	$9.32
Class 2
Net assets	$22,181,630
Shares outstanding	2,394,158
Net asset value per share	$9.26
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$215,075
Dividends — affiliated issuers	14,679,395
Interest	58,770,393
Interfund lending	5,709
Total income	73,670,572
Expenses:
Management services fees	7,223,716
Distribution and/or service fees
Class 2	27,178
Service fees	8,020
Custodian fees	19,016
Printing and postage fees	6,003
Accounting services fees	20,940
Legal fees	21,996
Interest on collateral	13,729
Compensation of chief compliance officer	271
Compensation of board members	21,687
Deferred compensation of board members	30,736
Other	23,937
Total expenses	7,417,229
Net investment income	66,253,343
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,052,053)
Investments — affiliated issuers	1,997
Futures contracts	(8,876,907)
Net realized loss	(29,926,963)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(52,571,737)
Investments — affiliated issuers	(76,679)
Futures contracts	(16,307,752)
Net change in unrealized appreciation (depreciation)	(68,956,168)
Net realized and unrealized loss	(98,883,131)
Net decrease in net assets resulting from operations	$(32,629,788)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$66,253,343	$126,966,834
Net realized loss	(29,926,963)	(178,404,629)
Net change in unrealized appreciation (depreciation)	(68,956,168)	229,925,028
Net increase (decrease) in net assets resulting from operations	(32,629,788)	178,487,233
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(74,771,018)
Class 2	—	(466,852)
Total distributions to shareholders	—	(75,237,870)
Decrease in net assets from capital stock activity	(14,280,566)	(200,138,466)
Total decrease in net assets	(46,910,354)	(96,889,103)
Net assets at beginning of period	3,095,682,920	3,192,572,023
Net assets at end of period	$3,048,772,566	$3,095,682,920

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	736,295	6,825,550	987,814	9,031,172
Distributions reinvested	—	—	8,234,693	74,771,018
Shares redeemed	(2,312,357)	(21,455,565)	(31,029,405)	(287,296,421)
Net decrease	(1,576,062)	(14,630,015)	(21,806,898)	(203,494,231)
Class 2
Shares sold	231,409	2,135,771	518,843	4,775,036
Distributions reinvested	—	—	51,529	466,852
Shares redeemed	(194,143)	(1,786,322)	(207,283)	(1,886,123)
Net increase	37,266	349,449	363,089	3,355,765
Total net decrease	(1,538,796)	(14,280,566)	(21,443,809)	(200,138,466)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

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CTIVP® – TCW Core Plus Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$9.41	0.20	(0.29)	(0.09)	—	—	—
Year Ended 12/31/2023	$9.11	0.38	0.15	0.53	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.74	0.22	(1.74)	(1.52)	(0.11)	—	(0.11)
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Year Ended 12/31/2020	$11.01	0.19	0.78	0.97	(0.27)	(0.19)	(0.46)
Year Ended 12/31/2019	$10.38	0.29	0.64	0.93	(0.30)	—	(0.30)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$9.37	0.19	(0.30)	(0.11)	—	—	—
Year Ended 12/31/2023	$9.08	0.36	0.14	0.50	(0.21)	—	(0.21)
Year Ended 12/31/2022	$10.69	0.20	(1.72)	(1.52)	(0.09)	—	(0.09)
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)
Year Ended 12/31/2020	$10.96	0.15	0.80	0.95	(0.25)	(0.19)	(0.44)
Year Ended 12/31/2019	$10.35	0.25	0.63	0.88	(0.27)	—	(0.27)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$9.32	(0.96% )	0.49% (c)	0.49% (c)	4.39%	193%	$3,026,591
Year Ended 12/31/2023	$9.41	5.91%	0.49% (c)	0.49% (c)	4.16%	373%	$3,073,587
Year Ended 12/31/2022	$9.11	(14.19% )	0.49% (c)	0.49% (c)	2.32%	399%	$3,174,476
Year Ended 12/31/2021	$10.74	(1.14% )	0.48% (c)	0.48% (c)	1.01%	457%	$3,684,151
Year Ended 12/31/2020	$11.52	8.88%	0.49%	0.49%	1.63%	373%	$3,153,493
Year Ended 12/31/2019	$11.01	9.01%	0.49%	0.49%	2.65%	209%	$2,808,764
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$9.26	(1.17% )	0.74% (c)	0.74% (c)	4.14%	193%	$22,182
Year Ended 12/31/2023	$9.37	5.54%	0.74% (c)	0.74% (c)	3.93%	373%	$22,096
Year Ended 12/31/2022	$9.08	(14.31% )	0.74% (c)	0.74% (c)	2.11%	399%	$18,096
Year Ended 12/31/2021	$10.69	(1.41% )	0.73% (c)	0.73% (c)	0.76%	457%	$19,435
Year Ended 12/31/2020	$11.47	8.67%	0.74%	0.74%	1.32%	373%	$22,838
Year Ended 12/31/2019	$10.96	8.58%	0.74%	0.74%	2.37%	209%	$12,125
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,864,380 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(8,876,907)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(16,307,752)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,095,884,643
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.54
Class 2	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,795,632,000	22,617,000	(116,280,000)	(93,663,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(313,607,947)	(156,870,038)	(470,477,985)

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,656,562,377 and $5,655,795,771, respectively, for the six months ended June 30, 2024, of which $5,521,849,225 and $5,283,700,857, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	8,775,000	5.86	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or

CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
CTIVP® – TCW Core Plus Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – TCW Core Plus Bond Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
CTIVP® – TCW Core Plus Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the
CTIVP® – TCW Core Plus Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – TCW Core Plus Bond Fund  | 2024

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CTIVP® – TCW Core Plus Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7037_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024